INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax (expenses)/ benefits	¥ 169		¥ 123	¥ (8,744)
Deferred tax (expenses)/benefits	3,942		(8,755)	(1,913)
Income tax benefits/(expenses)	¥ 4,111	$ 588	¥ (8,632)	¥ (10,657)